Total Capital and Net (Loss) Income Per Unit (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 23, 2017	Oct. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Capital Unit [Line Items]
General partner interest percentage					2.00%
Outstanding preferred units			5,000,000		5,000,000		5,000,000
Distributions payable					$ 42,462,000
Common Units
Capital Unit [Line Items]
Cash distribution per unit (USD per share) (below)			$ 0.4625	$ 0.4625	$ 0.4625	$ 0.4625
Series A Preferred Units
Capital Unit [Line Items]
Outstanding preferred units			5,000,000		5,000,000
Dividend rate, percentage					9.00%
Series B Preferred Units | Subsequent Event
Capital Unit [Line Items]
Dividend rate, percentage	8.50%
Series B Preferred Units | Teekay Corporation | Subsequent Event
Capital Unit [Line Items]
Number of units issued (in units)		6,800,000.0
Public
Capital Unit [Line Items]
General partner's proportionate contribution (as a percent)					68.30%
Limited Partners | Preferred Units
Capital Unit [Line Items]
Distributions payable			$ 2,800,000	$ 0	$ 8,344,000	$ 0
Limited Partners | Common Units
Capital Unit [Line Items]
Distributions payable					$ 33,436,000